Commitments and Contingencies (Tables)	12 Months Ended
Jul. 02, 2017
Commitments And Contingencies Disclosure [Abstract]
Purchase and Minimum Rental Commitments Under Non-Cancelable Operating Leases

At July 2, 2017, we had purchase commitments related to the construction of a new ADAC-STRATTEC de Mexico manufacturing facility in Leon, Mexico, which is expected to be used primarily to paint and assemble door handle products, paint equipment to be installed and used at this new facility, zinc, other purchased parts and natural gas. We also had minimum rental commitments under non-cancelable operating leases with a term in excess of one year. The purchase and minimum rental commitments are payable as follows (thousands of dollars):

	Purchase	Minimum Rental
Fiscal Year	Commitments	Commitments
2018	$17,413	$884
2019	$8,699	$606
2020	$3,897	$190
2021	$—	$—
2022	$—	$—

Rental Expense Under Non-Cancelable Operating Leases	Rental expense under all non-cancelable operating leases was as follows (thousands of dollars):
Fiscal Year	Rental Expense
2017	$704
2016	$691
2015	$993